UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10479
                                                    --------------

                         UBS Event & Equity Fund L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                         UBS EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2005

                         UBS EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2005



                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital  ........................1

Statement of Operations .......................................................2

Statements of Changes in Members' Capital .....................................3

Statement of Cash Flows........................................................4

Notes to Financial Statements .................................................5

Schedule of Portfolio Investments ............................................12

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2005

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $319,352,000)      $ 366,651,996
Cash and cash equivalents                                             17,626,866
Interest receivable                                                       14,783
Other assets                                                               6,942
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         384,300,587
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                                29,153,812
   UBS Admin fee                                                         394,528
   Professional fees                                                      97,869
   Administration fee                                                     69,201
   Other                                                                 114,148
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     29,829,558
--------------------------------------------------------------------------------

NET ASSETS                                                         $ 354,471,029
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                          $ 307,171,033
Accumulated net unrealized appreciation on investments                47,299,996
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                   $ 354,471,029
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                         UBS EVENT & EQUITY FUND, L.L.C.
                                                                 STATEMENT OF OPERATIONS
                                                                             (UNAUDITED)
----------------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED JUNE 30, 2005

----------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                   $     79,695
----------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                          79,695
----------------------------------------------------------------------------------------

EXPENSES

UBS Admin fee                                                                 2,296,474
Administration fee                                                              192,179
Professional fees                                                               133,305
Miscellaneous                                                                   119,309
----------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                2,741,267
----------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                          (2,661,572)
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS

Net realized gain from investments                                            3,207,115
Change in net unrealized appreciation/depreciation from investments          (5,780,006)
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                            (2,572,891)
----------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                             $ (5,234,463)
----------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                                                    UBS EVENT & EQUITY FUND, L.L.C.
                                                                                          STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                        SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             UBS FUND
                                                                         ADVISOR, L.L.C.           MEMBERS                TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2004                                       $  1,075,806          $ 203,827,482        $ 204,903,288

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                              (88)            (4,196,793)          (4,196,881)
  Net realized gain from investments                                                58              1,051,042            1,051,100
  Change in net unrealized
         appreciation/depreciation from investments                              1,561             26,860,194           26,861,755
Incentive allocation                                                         1,178,684             (1,178,684)                  --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                             1,180,215             22,535,759           23,715,974
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                              --            150,518,798          150,518,798
  Members' withdrawals                                                      (1,075,751)           (34,192,458)         (35,268,209)
  Offering costs                                                                    (7)              (139,040)            (139,047)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                          (1,075,758)           116,187,300          115,111,542
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                                     $  1,180,263          $ 342,550,541        $ 343,730,804
-----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                             (132)            (2,661,440)          (2,661,572)
  Net realized gain from investments                                               111              3,207,004            3,207,115
  Change in net unrealized
         appreciation/depreciation from investments                               (247)            (5,779,759)          (5,780,006)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                                  (268)            (5,234,195)          (5,234,463)
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                              --             47,521,195           47,521,195
  Members' withdrawals                                                      (1,161,808)           (30,325,113)         (31,486,921)
  Offering costs                                                                    (3)               (59,583)             (59,586)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                          (1,161,811)            17,136,499           15,974,688
-----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2005                                         $     18,184          $ 354,452,845        $ 354,471,029
-----------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                              UBS EVENT & EQUITY FUND, L.L.C.
                                                                      STATEMENT OF CASH FLOWS
                                                                                  (UNAUDITED)
----------------------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED JUNE 30, 2005

----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                        $  (5,234,463)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                          (50,000,000)
Proceeds from disposition of investments                                           41,470,115
Net realized gain from investments                                                 (3,207,115)
Change in net unrealized appreciation/depreciation from investments                 5,780,006
Changes in assets and liabilities:
    (Increase) decrease in assets:
      Receivable from investments                                                     397,575
      Interest receivable                                                             (10,944)
      Other assets                                                                     (5,860)
    Increase (decrease) in payables:
      UBS Admin fee                                                                    20,852
      Professional fees                                                                 6,928
      Administration fee                                                                4,576
      Other                                                                            72,566
----------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                             (10,705,764)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                               47,521,195
Members' withdrawals                                                              (23,767,310)
Adviser withdrawals                                                                (1,161,808)
Offering costs                                                                        (59,586)
----------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                          22,532,491

Net increase in cash and cash equivalents                                          11,826,727
Cash and cash equivalents--beginning of period                                      5,800,139
----------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                        $  17,626,866
----------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

     1.  ORGANIZATION

         UBS Event & Equity Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 20, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns, primarily investing in securities and other instruments the market value of which is expected to be meaningfully affected by an anticipated event. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on October 1, 2001.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

         The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         a. PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments)

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         b. INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         c. FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         d. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         e. CASH AND CASH EQUIVALENTS

         Cash and cash equivalent consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         f. REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2005 there were no open repurchase agreements.

         g. USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         h. RECLASSIFICATIONS

         Certain prior period amounts reflect reclassifications to conform with the current year's presentation.

     3.  RELATED PARTY TRANSACTIONS

         The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "UBS Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account described below. The UBS Admin Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account. A portion of the UBS Admin Fee will be paid by UBSFA to its affiliates.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

     3.  RELATED PARTY TRANSACTIONS (CONTINUED)

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBS Admin Fee which is similarly allocated to all Members' other than the Adviser as described above. The Adviser will be entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an incentive allocation (the "Incentive Allocation") of 5% of the net profits (defined as net income in Members Capital derived from operations), if any, that would have been credited to the Member's capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive
         Allocation for the six months ended June 30, 2005 and the year ended December 31, 2004 was $0 and $1,178,684 respectively, and has been recorded as an increase to the Special Advisory Account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

         Each Director of the Fund receives a retainer of $5,000 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the six months ended June 30, 2005 were $10,749.

     4.  ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon
         (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by the PFPC Inc.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

     5.  CREDIT FACILITY

         Effective January 12, 2005 the Fund, along with other UBS sponsored funds, entered into a $150,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing thereunder. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is July 1, 2005. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. The Fund had no borrowings outstanding at June 30, 2005.

     6.  SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of Investment Funds for the
         six  months  ended  June  30,  2005,   amounted  to   $50,000,000   and
         $41,470,115, respectively.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

     7.  INVESTMENTS

         As of June 30, 2005, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2005.

            INVESTMENT OBJECTIVE                 COST                FAIR VALUE
            --------------------                 ----              -------------
                 Distressed Securities      $  93,744,888          $ 107,629,670
                 Special Situations            92,214,076            105,872,125
                 Long/Short Equity             84,711,679             97,258,530
                 Convertible Arbitrage         35,507,906             40,767,069
                 Other                          6,995,873              8,032,048
                 Merger Arbitrage               6,177,578              7,092,554
                                            -------------          -------------
                   Total                    $ 319,352,000          $ 366,651,996
                                            =============          =============

         The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of up to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to two years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

     8.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

     9.  INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

     10. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                       PERIOD FROM
                                                                                                                     OCTOBER 1, 2001
                                                                                                                    (COMMENCEMENT OF
                                                         SIX MONTHS                                                    OPERATIONS)
                                                         ENDED JUNE                                                      THROUGH
                                                          30, 2005               YEARS ENDED DECEMBER 31,             DECEMBER 31,
                                                         (UNAUDITED)       2004            2003           2002            2001
                                                         -----------       ----            ----           ----            ----
Ratio of net investment loss to average net assets****     (1.48)%*       (1.46)%         (1.43)%         (1.57)%        (3.90)%*
Ratio of total  expenses to average net assets before
incentive fee (a),****                                      1.52%*         1.49%           1.47%           1.67%          4.19%*
Ratio of total  expenses to average net assets  after
incentive fee (a),****,*****                                1.52%*         1.90%           2.07%           1.68%          4.33%*
Portfolio turnover rate                                    11.54%          8.67%          31.46%          10.80%          0.00%
Total return before incentive allocation**                 (1.47)%         7.99%          14.81%          (2.91)%        (0.10)%
Total return after incentive allocation***                 (1.47)%         7.58%          14.07%          (2.91)%        (0.10)%
Average debt ratio****                                       --             --             N/A             N/A             N/A
Net asset value at end of period                        $354,471,029   $343,730,804    $204,903,288   $150,499,511     $62,629,473

     (a)   Ratio of total  expenses to average net assets does not include  the impact of  expenses  for  incentive  allocations  or incentive fees related to the underlying Investment Funds.
     *     Annualized.
     **    Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period  noted and does not  reflect  the  deduction  of  placement  fees,  if any,  incurred  when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.  An individual  member's ratios  and  return  may vary from the above  based on  incentive  allocation,  if  applicable  and the timing of capital transactions.
     ***   Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted,  after  Incentive  Allocation to the Adviser,  and does not reflect the deduction of placement fees, if any,  incurred when  subscribing to the Fund.  Total returns for a period of less than a full year are not annualized.
     ****  The average net assets used in the above ratios are calculated by adding any withdrawals  payable effective at the end of a period to the net assets for such period.
     ***** Ratio of total  expenses  to average net assets  after  incentive  allocation  to the Manager may vary from the above for individual Members due to incentive allocation if applicable and timing of capital transactions

     11. SUBSEQUENT EVENTS

         Effective July 1, 2005, the Fund has redeemed approximately in interests from Investment Funds. Effective July 1, 2005, the Fund along with other UBS sponsored Funds renewed its unsecured revolving line of credit with Harris Trust and Savings Bank, the expiry date of the agreement is June 30, 2006.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2005

--------------------------------------------------------------------------------

                                                                                                        REALIZED AND
                                                                                            % OF         UNREALIZED
                                                                                           MEMBERS'   GAIN/(LOSS) FROM
INVESTMENT FUND:                                             COST          FAIR VALUE      CAPITAL       INVESTMENTS      LIQUIDITY
----------------                                             ----          ----------      -------       -----------      ---------
Aspen Partners, L.P. Series A                            $ 21,000,000     $ 23,705,335      6.69%        $(2,126,485)     Annually
Atticus Alpha Fund, Ltd.                                   15,000,000       15,319,005      4.32            (797,109)     Quarterly
Canyon Value Realization Fund, L.P.                        13,500,000       17,978,306      5.07              479,799     Annually
Cycladic Cayalyst Fund, L.P.                               12,000,000       12,267,437      3.46              267,437     Quarterly
Epsilon Global Active Value II-B, L.P.                     19,000,000       21,521,378      6.07               47,778     Quarterly
Epsilon Global Active Fund III-Structured, L.P.             5,000,000        3,727,975      1.05          (1,272,025)     Annually
Grace Convertible Arbitrage, L.P.                           9,500,000        9,247,036      2.61            (719,500)     Quarterly
Gracie Capital L.P.*                                        6,000,000        9,782,140      2.76              458,074     Annually
Harbert Distressed Investment Fund, L.P.                   14,000,000       20,096,141      5.67              636,675     Quarterly
Imperium Market Neutral Fund, (QP) L.P.                    19,500,000       17,864,038      5.04          (3,049,104)     Quarterly
Kamunting Street, L.P.                                     12,500,000       12,349,003      3.48            (468,668)     Quarterly
LaGrange Capital Partners, L.P.                            11,000,000       11,825,791      3.34              825,791     Annually
Marathon Global Convertible Fund, L.P. (Class C)            7,000,000        6,746,101      1.90            (751,594)     Quarterly
Nisswa Fund, L.P.                                           3,052,000        2,021,945      0.57            (242,074)     Quarterly
North Run Master, L.P.                                     11,000,000       12,387,436      3.49              439,718     Quarterly
OTA Multi-Strategy Fund, L.P.                              13,000,000       12,169,770      3.43            (969,230)     Monthly
OZ Domestic Partners, L.P.                                 22,500,000       28,413,745      8.02              996,615     Annually
Para Partners, L.P.                                        18,000,000       20,764,195      5.87              121,553     Quarterly
Scottwood Partners, L.P.                                    6,000,000        8,295,435      2.34            (108,959)     Quarterly
Seneca Capital, L.P.                                       18,000,000       22,943,721      6.47              278,244     Annually
Stadia Capital Partners (QP), L.P.                         16,300,000       20,045,554      5.66              885,874     Quarterly
Trilogy Financial Partners, L.P.                           15,000,000       17,761,168      5.01              463,142     Quarterly
Waterstone Market Neutral Fund, L.P.                        6,000,000        5,450,715      1.54            (598,895)     Quarterly
Wesley Capital QP, L.P.                                   15,5000,000       17,978,869      5.07              990,951     Quarterly
Whitney New Japan Partners, L.P.                           10,000,000       15,989,757      4.51            1,634,705     Quarterly
Redeemed Investment Funds                                   -                 -               -                 4,396
                                                         ------------     ------------   --------         -----------
TOTAL                                                    $319,352,000     $366,651,996    103.44%         $(2,572,891)
                                                         ============     ============   ========         ===========

     *Gracie Capital, L.P. incentive allocation is 20% of net profits earned, until a 30% return is achieved, then the incentive allocation becomes 30% of net profits earned.


            These are an integral part of these financial statements.
                                                                              12

                      THIS PAGE INTENTIONALLY LEFT BLANK.

(LOGO) UBS Wealth Management                       UBS FINANCIAL SERVICES INC.
[GRAPHIC OMITTED]                                  1285 Avenue of the Americas
                                                   New York, NY 10019-6028
                                                   Tel. 800-486-2608
                                                   Fax 212-713-4580

                                                   Alternative Investment Group
                                                   altinvestments@ubs.com

                                                   www.ubs.com


UBS Event & Equity Fund, L.L.C.


August 9, 2005


Dear Investor:



Effective May 18, 2005 Section 3.3(a) of the Fund's Limited Liability Company Agreement was amended to provide that the presence in person or by proxy of Members (as defined in the Agreement) holding one-third of the total number of votes eligible to be cast by all Members as of the record date shall constitute a quorum at any meeting.






UBS Fund Advisor, LLC


UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG.



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the Report to Shareholders in item 1. above.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             UBS Event & Equity Fund L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                          Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer (principal financial officer)

Date              August 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.